Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 1,678,967	$ 1,460,370
Cost of Revenue	1,395,187	1,342,139
Gross profit	283,780	118,231
Operating Expenses:
Selling expense	22,590	46,624
Compensation - officers	142,100	150,154
Research and development	256,636	255,232
Professional fees	1,297,160	1,376,995
General and administrative	1,269,207	1,113,201
Goodwill impairment	0	458,490
Intangible assets impairment	0	47,975
Total Operating Expenses	2,987,693	3,448,671
Loss from Operations	(2,703,913)	(3,330,440)
Other Income (Expense):
Interest income (expense), net	(4,072)	2,257
Interest expense - related party	(81)	(1,750)
Other income	170,953	154,390
Total other income (expense)	166,800	154,897
Loss before income taxes	(2,537,113)	(3,175,543)
Income tax expense	0	0
Net Loss	$ (2,537,113)	$ (3,175,543)
Weight Average Number of Common Shares Outstanding - Basic and Diluted	40,959,741	40,945,807
Net Loss per common share: Basic and Diluted	$ (0.06)	$ (0.08)
Revenue [Member]
Total revenue	$ 1,652,518	$ 1,446,186
Revenue - related Party [Member]
Total revenue	$ 26,449	$ 14,184